Interest payable (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of interest payable
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Interest payable to third parties	3,234	14,510
Interest payable to related parties(1)	1,662	127
Interest payable to shareholders(2)	243	3,086
Total	5,139	17,723